Rights To Use Airport Facilities - Summary of Value of Rights to Use Airport Facilities (Detail) - MXN ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Rights To Use Airport Facilities [Line Items]
Rights to use airport facilities	$ 816,898	$ 873,598	$ 930,296
Gross carrying amount [Member]
Disclosure Of Rights To Use Airport Facilities [Line Items]
Rights to use airport facilities	2,117,708	2,117,708	2,117,708
Accumulated amortization [Member]
Disclosure Of Rights To Use Airport Facilities [Line Items]
Rights to use airport facilities	$ (1,300,810)	$ (1,244,110)	$ (1,187,412)